Revenue (Tables)	12 Months Ended
Dec. 31, 2023
Revenue.
Schedule of revenue recognized

The following schedule entails detailed information about the Group’s revenues in the financial year 2023:

in k€	EVT Execute	EVT Innovate	Evotec Group
Revenues from contracts with customers
Fee for service and FTE-based research payments	472,205	254,724	726,929
Recharges*	30,496	7,065	37,561
Compound access fees	1,283	776	2,059
Milestone fees	1,026	3,759	4,785
Licenses	116	559	675
Total revenue from contracts with customers	505,125	266,884	772,009
Timing of revenue recognition
At a point in time	77,763	10,824	88,587
Over a period of time	427,361	256,060	683,421
Total revenue from contracts with customers	505,125	266,884	772,009
Revenue from contributions	9,417	—	9,417
Total Revenue	514,542	266,884	781,426

*) Comprises of material re-charges to the customer

The following schedule entails detailed information about Evotec’s revenues in the financial year 2022:

in k€	EVT Execute	EVT Innovate	Evotec Group
Revenues from contracts with customers
Fee for service and FTE-based research payments	488,168	185,268	673,436
Recharges*	38,668	5,768	44,436
Compound access fees	1,464	1,109	2,573
Milestone fees	6,054	12,012	18,066
Licenses	1,813	573	2,386
Total revenue from contracts with customers	536,167	204,730	740,897
Timing of revenue recognition
At a point in time	44,722	17,780	62,502
Over a period of time	491,445	186,950	678,395
Total revenue from contracts with customers	536,167	204,730	740,897
Revenue from contributions	10,551	—	10,551
Total Revenue	546,718	204,730	751,448

*) Comprises of material re-charges to the customer

The following schedule shows the revenue in the financial year 2021:

in k€	EVT Execute	EVT Innovate	Evotec Group
Revenues from contracts with customers
Service fees and FTE-based research payments	422,619	99,570	522,189
Material recharges*	34,104	1,887	35,991
Compound access fees	1,532	43	1,575
Milestone fees	4,232	45,237	49,469
Licenses	—	245	245
Total revenue from contracts with customers	462,487	146,982	609,469
Timing of revenue recognition
At a certain time	38,336	47,124	85,460
Over a period	424,151	99,858	524,009
Total revenue from contracts with customers	462,487	146,982	609,469
Revenue from contributions	8,565	—	8,565
Total Revenue	471,052	146,982	618,034

*) Comprises of material re-charges to the customer

Schedule of transaction price allocated to the remaining performance obligation

in k€	December 31, 2023	December 31, 2022	December 31, 2021
In the course of the year	571,825	405,710	225,061
After one year	335,427	158,068	67,619

Schedule of contract assets and contract liabilities

In k€	2023	2022
Balance as of January 1	30,516	18,614
Additions	180,305	116,215
Reclassifications to Trade Receivables due to Invoicing	(185,754)	(101,908)
Translation differences and other	(67)	(2,405)
Balance as of December 31	25,000	30,516

	Current		Non-current
In k€	2023	2022	2023	2022
Balance as of January 1	122,922	112,061	206,136	33,476
Additions	203,825	502,094	—	184,660
Reduction due to Recognition of Revenue	(279,691)	(503,747)	—	—
Reclassification from non-current to current	50,849	12,000	(50,849)	(12,000)
Translation differences and other	(318)	514	—	—
Balance as of December 31	97,587	122,922	155,287	206,136